Key Management Personnel Disclosures - Schedule of Aggregate Compensation Made to Directors and Other Members (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Aggregate Compensation Made to Directors and Other Members [Line Items]
Short-term employee benefits	$ 753,773	$ 696,620
Post-employment benefits	115,250	169,684
Share-based payments	451,542	458,873
Total	$ 1,320,565	$ 1,325,177